Taxes Additional Information (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 02, 2020	Jan. 01, 2008	Jul. 17, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax rate (as a percent)				25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance				$ 8,230,237	$ 7,622,322
Tantech Bamboo [Member]
Income tax rate (as a percent)		25.00%			25.00%	25.00%
Tantech Bamboo [Member] | Shangchi Automobile [Member]
Income tax rate (as a percent)	15.00%		15.00%
EPakia [Member]
Income tax rate (as a percent)				28.00%
EPakia Canada [Member]
Income tax rate (as a percent)				23.00%